GENERAL AND ADMINISTRATIVE EXPENSES:	12 Months Ended
Dec. 31, 2017
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES:

NOTE 15 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Year ended December 31
	2015	2016	2017
	U.S. dollars in thousands
Payroll and related expenses	830	755	1,071
Rent and maintenance	177	195	253
Professional services	1,178	1,208	1,898
Overseas travel and trade shows	66	89	203
Depreciation	20	25	27
Share-based compensation	229	284	841
Insurance	67	143	183
Others	221	398	668
	2,788	3,097	5,144